Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Segment Reporting Information [Line Items]
Gross Revenue	$ 517,569	$ 178,475	$ 1,332,230	$ 938,080	$ 1,223,492	$ 834,250	$ 4,716,347	$ 6,048,577
Molecular Information Services [Member]
Segment Reporting Information [Line Items]
Gross Revenue	104,600	29,035	334,545	143,485
LAESI Instrument Platform [Member]
Segment Reporting Information [Line Items]
Gross Revenue	274,750	66,390	593,250	502,084
Research Products [Member]
Segment Reporting Information [Line Items]
Gross Revenue	108,053	83,050	323,755	292,511
Grants and Other Collaborations [Member]
Segment Reporting Information [Line Items]
Gross Revenue	$ 30,166	$ 0	$ 80,680	$ 0